UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Glen Rock, New Jersey         November 12, 2004
-----------------------     ----------------------     ----------------------
     [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $148,575
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name
____________________                    _____
28-10537                                RH Capital Associates Number One, L.P.


                                                       FORM 13F INFORMATION TABLE
      Column 1              Column 2       Column 3 Column 4       Column 5       Column 6    Column 7     Column 8
                                                                                                       Voting Authority
                              Title of           Mrkt Value  Shares/  Sh/   Put/  Investment  Other
      Name of Security          Class      CUSIP   (x000)    Prn Amt  Prn   Call  Discretion  Mgrs    Sole   Shared  None
      --------------          --------     -----   -------   -------  ---   ----  ----------  ------  -----  -----   ----
BOSTON SCIENTIFIC CORP           COM     101137107    5825   146605   SH           Sole             146605
CITIGROUP INC                    COM     172967101    4412   100000   SH           Sole             100000
CORINTHIAN COLLEGES INC          COM     218868107    4718   350000   SH           Sole             350000
DANIELSON HLDG CORP              COM     236274106     732   120278   SH           Sole             120278
DREW INDS INC                  COM NEW   26168L205    8418   234800   SH           Sole             234800
DST SYS INC DEL                  COM     233326107    5790   130200   SH           Sole             130200
FOOT LOCKER INC                  COM     344849104   16916   713736   SH           Sole             713736
INAMED CORP                      COM     453235103    1162    24374   SH           Sole              24374
INFOUSA INC NEW                  COM     456818301     484    54348   SH           Sole              54348
LTX CORP                         COM     502392103     820   151529   SH           Sole             151529
MICROSTRATEGY INC              CL A NEW  594972408    1233    30000   SH           Sole              30000
NATL MED HEALTH CARD SYS       COM NEW   636918302    2954   141321   SH           Sole             141321
NATURES SUNSHINE PRODUCTS IN     COM     639027101    1650   108764   SH           Sole             108764
NEKTAR THERAPEUTICS              COM     640268108    4597   317464   SH           Sole             317464
OMNICARE INC                     COM     681904108    5298   186800   SH           Sole             186800
PEP BOYS MANNY MOE & JACK        COM     713278109    1442   103000   SH           Sole             103000
PEREGRINE SYSTEMS                COM     71366Q200   22280  1172650   SH           Sole            1172650
PFIZER INC                       COM     717081103    6120   200000   SH           Sole             200000
PMI GROUP INC                    COM     69344M101     548    13510   SH           Sole              13510
RADWARE LTD                      ORD     M81873107    5212   236913   SH           Sole             236913
POLO RALPH LAUREN CORP           CL A    731572103    8980   246900   SH           Sole             246900
RPM INTL INC                     COM     749685103    1567    88800   SH           Sole              88800
SEEBEYOND TECHNOLOGIES CORP      COM     815704101    1523   494499   SH           Sole             494499
SILGAN HOLDINGS INC              COM     827048109    6775   146331   SH           Sole             146331
TECNOMATIX TECHNOLOGIES LTD      ORD     M8743P105    1119    97286   SH           Sole              97286
TELEWEST GLOBAL INC              COM     87956T107    4669   401789   SH           Sole             401789
TIFFANY & CO NEW                 COM     886547108    3842   125000   SH           Sole             125000
TYCO INTL LTD NEW                COM     902124106    8953   292000   SH           Sole             292000
VITALWORKS INC                   COM     928483106     779   208930   SH           Sole             208930
AMERICA MOVIL S A DE CV   SPON ADR L SHS 02364W105    9757   250000   SH           Sole             250000
                                                             148575


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